Rule 497(e)

Registration Nos. 333-174332 and 811-22559

First Trust Exchange-Traded Fund IV

(the “Trust”)

First Trust EIP Power Solutions ETF

FT Energy Income Partners Strategy ETF

First Trust North American Energy Infrastructure Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement To each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information

Dated December 22, 2025

Notwithstanding anything to the contrary in each Fund’s Summary Prospectus, Prospectus or Statement of Additional Information, Saul Ballesteros, Portfolio Manager of Energy Income Partners, LLC, each Fund’s investment sub-advisor (“EIP”), is a member of each Fund’s portfolio management team beginning on or about December 22, 2025.

Saul Ballesteros joined EIP as a partner in 2006. Mr. Ballesteros previously managed the Trading and Operations division and specializes in EIP’s options strategies. His prior roles included, a Proprietary Trader in Commodities and Derivatives, a Portfolio Manager at Enron Corporation, then Mirant Corporation and then FPL Group Inc. He was a Manager of Financial Planning at IBM from 1991-1994. He received a BS from Duke University and an MBA from Northwestern University.

As of December 22, 2025, Saul Ballesteros did not own any shares of the Funds.

As of October 31, 2025, Saul Ballesteros managed the investment vehicles (other than the Funds) with the number of accounts and assets set forth in the table below:

Portfolio Manager	Registered Investment Companies Number of Accounts ($ Assets in Thousands)	Other Pooled Investment Vehicles Number of Accounts ($ Assets in Thousands)	Other Accounts Number of Accounts ($ Assets in Thousands)	Registered Investment Companies With Performance Fees Number of Accounts ($ Assets in Thousands)	Other Pooled Investment Vehicles With Performance Fees Number of Accounts ($ Assets in Thousands)	Other Accounts With Performance Fees Number of Accounts ($ Assets in Thousands)
Saul Ballesteros	3 ($1,003,000)	2 ($204,000)	107 ($898,000)	N/A	2 ($204,000)	N/A

Please Keep this Supplement with Your Fund Prospectus, Summary Prospectus and Statement of Additional Information for Future Reference